LEASE LIABILITIES	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
LEASE LIABILITIES
NOTE 7 - LEASE LIABILITIES

The Company leases office space and as a result of our adoption of ASC 842, the operating leases are reflected on our balance sheet within operating lease right-of-use (ROU) assets and the related current and non-current operating lease liabilities. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreement. Lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred.

When the new accounting standard was adopted on July 1, 2019, the Company had current and long-term operating lease liabilities of $2,275,000 and $6,916,000, respectively, and right of use of assets of $8,348,000. As of June 30, 2020, the Company had current and long-term operating lease liabilities of $2,255,000 and $7,003,000, respectively, and right of use of assets of $8,297,000. As of March 31, 2021, the Company had current and long-term operating lease liabilities of $2,922,000 and $6,327,000, respectively, and right of use of assets of $7,404,000.

Future minimum lease payments on a discounted and undiscounted basis under these leases are as follows:

	Troika Gower	Troika LaBrea	Corporate Englewood	Mission US Brooklyn	Mission US Manhattan	Mission UK London	Undiscounted Cash Flows
Discount rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

2021	310,000	838,000	14,000	602,000	93,000	166,000	2,023,000
2022	536,000	-	55,000	460,000	-	677,000	1,728,000
2023	558,000	-	19,000	497,000	-	677,000	1,751,000
2024	580,000	-	-	509,000	-	677,000	1,766,000
2025	346,000	-	-	522,000	-	677,000	1,545,000
2026	-	-	-	535,000	-	564,000	1,099,000
2027	-	-	-	455,000	-	-	455,000

Total undiscounted minimum future payments	2,330,000	838,000	88,000	3,580,000	93,000	3,438,000	10,367,000
Imputed interest	(185,000)	-	(4,000)	(392,000)	(93,000)	(444,000)	(1,118,000)
Total operating lease liabilities	$2,145,000	$838,000	$84,000	$3,188,000	$-	$2,994,000	$9,249,000
Short-term lease liabilities	$610,000	$838,000	$52,000	$899,000	$-	$523,000	$2,922,000
Long-term lease liabilities	$1,535,000	$-	$32,000	$2,289,000	$-	$2,471,000	$6,327,000

Other information related to our operating leases is as follows:

March 31, 2021
Weighted average remaining lease term in years	3.4 years
Weighted average discount rate	10.8%

LEASE AGREEMENTS

On February 8, 2013, our Troika Design Group, Inc. subsidiary entered into a lease agreement for office space in Los Angeles, CA. The lease commenced upon move in, December 15, 2013. As part of the lease agreement, Troika received a rent abatement in months two through six of the lease and partial rent abatement in months seven through nine. The lease also provides for an escalation clause where the Company will be subject to an annual rent increase of 3%, year over year. Initially the lease expired on May 31, 2021, however the Company surrendered the premises in January 2020.

On February 1, 2018, Troika Media Group entered into a five-year lease agreement for office space in Englewood Cliffs, NJ. The beginning lease expense was $4,120 per month escalating annually at 3.5%. The lease expires on January 31, 2023.

On January 9, 2014, Mission USA entered into a seven year and five-month lease agreement for office space in New York, NY. The beginning lease expense was $19,230 per month escalating annually at 2.5%. As part of the lease agreement, Mission USA received a rent abatement in months one through five of the lease. The lease expired on May 8, 2021.

On May 2, 2017, Mission USA entered into a ten-year lease agreement for office space in Brooklyn, NY. The beginning lease expense was $34,278 per month escalating annually at 2.5%. As part of the lease agreement, Mission USA received a rent abatement in months one through four of the lease. The lease expires on May 1, 2027.

On April 6, 2016, Mission UK entered into a ten-year lease agreement for office space in London, UK. The beginning lease expense was £17,365 ($22,432) per month for the first twelve months and then escalated to £40,916 ($52,855) per month for the remainder of the lease which expires April 5, 2026. As part of the lease agreement, Mission UK received a rent abatement in months sixty-one through sixty-six of the lease. On September 8, 2020, Mission UK entered into an amendment to the current lease providing a discount for the period between March 25, 2020 and September 28, 2020 in acceptance of an increase in the monthly payments from £40,916 to £46,766 for the months of October 2020 through April 2021. In April 2021, Mission UK terminated the original lease agreement and has agreed with the landlord to occupy the first floor of the building through June 2021 at £8,858 per month. In April 2021, Mission UK entered into a three-year lease agreement for office space in London, UK ending in April 2024. The lease expense is £39,173 ($54,016) per month throughout the life of the lease.

On February 1, 2020, Troika Production Group entered into a five-year lease agreement for office space in Los Angeles, CA. The beginning lease expense is $42,265 and the lease provides for an escalation clause where the Company will be subject to an annual rent increase of 3.5%, year over year. The lease expires on January 31, 2025.

The Company accounts for leases based on the new accounting standard ASC 842 and recorded $537,000 and $773,000 in rent expense for the three months ended March 31, 2021 and 2020, respectively. The Company recorded $1,283,000 and $1,439,000 in rent expense for the nine months ended March 31, 2021 and 2020, respectively.

SUBLEASE AGREEMENTS

On January 19, 2018, Mission Media USA, Inc. entered into a four-year sublease agreement pertaining to the aforementioned office space in New York, NY. The sublease commenced on March 1, 2018 and lease income was $22,496 per month escalating annually at 3.0%.

On April 6, 2019, Mission-Media Limited entered into a sublease agreement pertaining to a floor within the aforementioned office space in London, UK. The sublease commenced in April 2019 and the lease income is £3,000 per month and could be terminated by either party with 30 days written notice.

On April 19, 2018, Mission-Media Limited entered into a sublease agreement pertaining to a floor within the aforementioned office space in London, UK. The sublease commenced in April 2018 and terminated in March 2021. The lease income was £5,163 per month.

The Company leases office space and as a result of adoption of ASC 842 in fiscal year ending June 30, 2020, the operating leases are reflected on balance sheet within operating lease right-of-use (ROU) assets and the related current and non-current operating lease liabilities. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreement. Lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred.

The ROU asset and related lease liabilities recorded under ASC 842 are calculated based on the present value of the lease payments using (1) the rate implicit in the lease or (2) the lessee’s IBR, defined as the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a comparable economic environment. Because our leases do not provide an implicit rate and the Company does not have prior borrowings over similar terms, the Company applied an IBR of 5.5% which is current loan rate of a SBA 7(a) loan.

When the new accounting standard was adopted on July 1, 2019, the Company had current and long-term operating lease liabilities of $2,275,000 and $6,916,000, respectively, and right of use of assets of $8,348,000. As of June 30, 2020, the Company had current and long-term operating lease liabilities of $2,255,000 and $7,003,000, respectively, and right of use of assets of $8,297,000. For the fiscal year ending June 30, 2020, the Company paid $1,382,000 in cash payments relating to its lease commitments.

Following are the future minimum lease payments on a discounted and undiscounted basis under these leases for each year and in total as of June 30, 2020:

	Troika Gower	Troika LaBrea	Corporate Englewood	Mission US Brooklyn	Mission US Manhattan	Mission UK London	Undiscounted Cash Flows
Discount rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

2021	$605,000	$733,000	$54,000	$557,000	$251,000	484,000	$2,684,000
2022	536,000	-	55,000	460,000	-	608,000	1,659,000
2023	558,000	-	19,000	497,000	-	608,000	1,682,000
2024	580,000	-	-	509,000	-	608,000	1,697,000
2025	346,000	-	-	522,000	-	608,000	1,476,000
2026	-	-	-	535,000	-	507,000	1,042,000
2027	-	-	-	455,000	-	-	455,000

Total undiscounted minimum future payments	2,625,000	733,000	128,000	3,535,000	251,000	3,423,000	10,695,000
Imputed interest	(307,000)	-	(9,000)	(597,000)	(7,000)	(517,000)	(1,437,000)
Total operating lease liabilities	$2,318,000	$733,000	$119,000	$2,938,000	$244,000	$2,906,000	$9,258,000
Short-term lease liabilities	$492,000	$733,000	$48,000	$409,000	$244,000	$329,000	$2,255,000
Long-term lease liabilities	$1,826,000	$-	$71,000	$2,529,000	$-	$2,577,000	$7,003,000

Other information related to our operating leases is as follows:

Year Ended June 30, 2020
Weighted average remaining lease term in years	3.9 years
Weighted average discount rate	13.4%

LEASE AGREEMENTS

On February 8, 2013, our Troika Design Group, Inc. subsidiary entered into a lease agreement for office space in Los Angeles, CA. The lease commenced upon move in, December 15, 2013. As part of the lease agreement, Troika received a rent abatement in months two through six of the lease and partial rent abatement in months seven through nine. The lease also provides for an escalation clause where the Company will be subject to an annual rent increase of 3%, year over year. Initially the lease expired on May 31, 2021, however the Company surrendered the premises in January 2020. The Company recorded a gain from the termination of this lease of $356,000 representing the difference between the right of use asset of $1,030,000 and the lease liability of $1,386,000 at the date of termination. This was offset by a loss of $192,000 representing the release of net book value of leasehold improvements (Note 3 – Property and Equipment) resulting in a net gain of $164,000.

On February 1, 2018, Troika Media Group entered into a five-year lease agreement for office space in Englewood Cliffs, NJ. The beginning lease expense was $45,275 per month escalating annually at 3.5%. The lease expires on January 31, 2023.

On January 9, 2014, Mission USA entered into a seven year and five-month lease agreement for office space in New York, NY. The beginning lease expense was $19,230 per month escalating annually at 2.5%. As part of the lease agreement, Mission USA received a rent abatement in months one through five of the lease. The lease expires on May 8, 2021.

On May 2, 2017, Mission USA entered into a ten-year lease agreement for office space in Brooklyn, NY. The beginning lease expense was $34,278 per month escalating annually at 2.5%. As part of the lease agreement, Mission USA received a rent abatement in months one through four of the lease. The lease expires on May 1, 2027.

On April 6, 2016, Mission UK entered into a ten-year lease agreement for office space in London, UK. The beginning lease expense was £22,837 ($29,557) per month for the first twelve months and then escalated to £53,807 ($69,639) per month for the remainder of the lease which expires April 5, 2026. As part of the lease agreement, Mission UK received a rent abatement in months sixty-one through sixty-six of the lease.

On February 1, 2020, Troika Production Group entered into a five-year lease agreement for office space in Los Angeles, CA. The beginning lease expense is $42,265 and the lease provides for an escalation clause where the Company will be subject to an annual rent increase of 3.5%, year over year. The lease expires on January 31, 2025.

The Company accounts for leases based on the new accounting standard ASC 842 and recorded $1,983,000 and $1,945,000 of rent expense for the years ended June 30, 2020 and 2019, respectively.

SUBLEASE AGREEMENTS

On January 19, 2018, Mission Media USA, Inc. entered into a four-year sublease agreement pertaining to the aforementioned office space in New York, NY. Commenced on March 1, 2018, the lease income was $22,496 per month and escalated annually at 3.0%.

On April 6, 2019, Mission-Media Limited entered into a sublease agreement pertaining to a floor within the aforementioned office space in London, UK. Commenced in April 2019, the lease income is £3,000 per month and could be terminated by either party with 30 days written notice.

On April 19, 2018, Mission-Media Limited entered into a sublease agreement pertaining to a floor within the aforementioned office space in London, UK. Commenced in April 2018 and terminating March 2021, the lease income is £5,163 per month.

A summary of the rental income recognized by each entity is presented in the table below for the fiscal years ending June 30:

	2020	2019
Troika Design	$186,000	$298,000
Mission US	292,000	378,000
Mission UK	213,000	85,000
	$691,000	$761,000